UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds, Inc.

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds, Inc.

                              43 Highlander Drive

                               Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2012

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2012

Mutual Funds (99.4%)	Shares	Value

Pimco Small Cap StockPLUS TR I	47,422	390,760
Fidelity Small Cap Discovery	14,454	329,831
T Rowe Price Small Cap Stock	9,135	331,066
Homestead Small Company Stock	12,398	322,103
SouthernSun Small Cap Inv	14,434	312,342
Cambiar Small Cap Inv	16,935	305,168
TFS Small Cap	20,933	291,181
Janus Triton T	14,844	268,520
Huber Capital Small Cap Value Inv	20,458	262,275
Walthausen Small Cal Value	14,376	264,089
T. Rowe Price New Horizons	7,098	257,950
AlianceBernstein Small Cap Growth	6,203	256,390
Allianz NFJ Small Cap Value I	7,471	234,953
Royce Dividend Value Inv	33,875	237,125
Berwyn	6,479	212,374
Marshall Small Cap Growth Y	11,023	208,671
Adirondack Small Cap	12,838	203,990

Total Mutual Funds		4,688,788

Short-Term Securities (0.2%)

Fidelity Institutional Money Market		11,383

Total Short-Term Securities		11,383

Total Investments in Securities		4,700,171

Other Assets (0.4%)		19,330

Net Assets (100%)		$ 4,719,501

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

September 30, 2012

Mutual Funds (97.1%)	Shares	Value

Wells Fargo Advantage Growth Adm	11,947	$ 512,415
Weitz Partners III Oportunity I	35,674	460,190
Brown Advisory Growth Equity I	29,922	444,047
Pimco Fundamental Index Plus Trust I	70,038	425,833
Sterling Capital Equity Income I	26,776	430,023
Gabelli Assett - AAA	7,332	391,918
Yacktman	19,206	370,091
Scout Mid Cap	25,955	358,437
Ivy Mid Cap Growth I	18,802	354,973
ING Corporate Leaders Trust B	13,889	347,639
LKCM Equity	19,733	347,693
Columbia Dividend Opportunity Z	38,599	340,053
Royce Special Equity Multi-Cap Service	28,285	336,314
Artisan Mid Cap Value Inv	15,527	327,938
Fairholme	10,691	321,062
Primecap Odyssey Aggressive Growth	18,850	324,222
Aston/Fairpointe Mid Cap N	9,347	313,324
Fidelity Select Consumer Staples	3,661	299,509
T Rowe Price Media & Telecommunications	5,146	303,021
Ridgeworth Mid Cap Value Equity I	23,511	263,558

Total Mutual Funds		7,272,260

Short-Term Securities (0.3%)

Fidelity Institutional Money Market		25,613

Total Short-Term Securities		25,613

Total Investments in Securities		7,297,873

Other Assets (2.5%)		190,645

Net Assets (100%)		$ 7,488,518

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2012

Mutual Funds (96.9%)	Shares	Value

Oppenheimer Developing Markets Y	9,178	$ 308,287
Virtus Emerging Market Opportunities I	30,190	297,979
Lazard Emerging Markets Equity I	14,055	273,789
Prudential Global Real Estate Z	12,904	270,347
T. Rowe Price Health Sciences	6,053	266,883
Oakmark International I	13,707	257,545
Wasatch Emerging Markets Small Cap	96,627	257,027
Harbor International I	4,167	245,079
Permanent Portfolio	4,841	239,751
Oppenheimer International Growth Y	7,908	231,238
MFS International Value I	8,075	225,838
Allianz NFJ International Value I	10,902	221,304
First Eagle Global I	4,415	219,883
Westcore International Small Cap	12,763	219,783
TFS Market Neutral	14,001	215,611
Janus Overseas T	4,444	144,167
Fidelity Canada	2,590	140,515
Vanguard Energy Index Adm	2,202	117,679
Tocqueville Gold	1,511	112,993
Vanguard Materials Index	2,669	112,730
Wasatch Frontier Emerging Small Countries	44,248	107,080
Markfield	6,826	106,007
Nuveen Global Infrastructure I	10,593	102,331
T. Rowe Price Global Technology	9,407	101,223

Total Mutual Funds		4,795,069

Short-Term Securities (0.9%)

Fidelity Institutional Money Market		45,050

Total Short-term Securities		45,050

Total Investments in Securities		4,840,119

Other Assets (2.2%)		106,706

Net Assets (100%)		$ 4,946,825

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2012

Mutual Funds (87.8%)	Shares	Value

Vanguard High Yield Corporate - Adm	25,216	151,800
Fidelity New Markets Income	8,196	144,328
Credit Suisse Floating Rate High Income I	20,542	141,327
Loomis Sayles Bond I	7,062	105,862
Pimco Foreign Bond (Unhedged) I	9,141	106,216
Pimco Investment Grade Corporate Bond I	9,363	105,524
DoubleLine Total Return Bond I	8,929	101,786
Loomis Sayles Limited Term Government and Agency Y	8,361	101,003
Pimco Income Fund I	8,347	102,003
Scout Core Plus Bond I	2,972	100,654
Virtus Multi-Sector Short term Bond I	20,325	100,407
Pimco Real Estate Real Return Strategy I	17,699	95,221
Vanguard High Dividend Yield Index Inv	3,912	78,082
Fifth Third Strategic Income I	7,049	76,480
Forward Long/Short Credit Analysis M	8,679	76,464
Lord Abbett Short Duration Income F	16,741	77,679
Weitz Short/Intermediate Income	6,068	76,335
Berwyn Income	5,564	74,165
Templeton Total Return Adv	5,385	72,692
Allianz AGIC Convertible D	1,933	54,602

Total Mutual Funds		1,942,630

Short-Term Securities (3.3%)

Fidelity Institutional Money Market		73,562

Total Short-term Securities		73,562

Total Investments in Securities		2,016,192

Other Assets (8.9%)		197,004

Net Assets (100%)		$ 2,213,196

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2012:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 4,700,171	$ 7,297,873	$ 4,840,119	$ 2,016,192
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 4,700,171	$ 7,297,873	$ 4,840,119	$ 2,016,192

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: November 27, 2012